Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Components of Managed Servicing Portfolio [Abstract]
Total managed servicing portfolio	$ 1,888.0	$ 2,107.0
Total serviced for others, excluding subserviced for others	$ 1,431.0	$ 1,629.0
MSRs as a percentage of loans serviced for others	0.52%	0.79%
Weighted average note rate (mortgage loans serviced for others)	0.0403	0.0425
Mortgage Banking Activities Textual [Abstract]
Servicer advances on mortgage loans	$ 3.4	$ 2.0
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	859.0	1,065.0
Owned loans serviced	323.0	343.0
Total managed servicing portfolio	1,182.0	1,408.0
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	583.0	575.0
Owned loans serviced	123.0	124.0
Total managed servicing portfolio	$ 706.0	$ 699.0